Goodwill (Details) - Schedule of Weighted Average Cost of Capital as Discount Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GEO [Member]
Schedule of Weighted Average Cost of Capital as Discount Rate [Line Items]
Discount rate	9.5%	9.0%
LEO [Member] | Bottom of range [member]
Schedule of Weighted Average Cost of Capital as Discount Rate [Line Items]
Discount rate	15%	15%
LEO [Member] | Top of range [member]
Schedule of Weighted Average Cost of Capital as Discount Rate [Line Items]
Discount rate	20%	20%
U.S. C-band clearing proceeds [Member]
Schedule of Weighted Average Cost of Capital as Discount Rate [Line Items]
Discount rate	N/A	9.0%